Note 9 - Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3	Fair Value at December 31, 2021
Liabilities
Derivative Liability	-	-	$145,041	$145,041
	Level 1	Level 2	Level 3	Fair Value at December 31, 2021
Liabilities
Derivative Liability	-	-	$145,041	$145,041

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Balance at December 31, 2020	$96,369
Derivative liabilities recorded	15,362
Loss on change in derivative fair value adjustment	33,310
Balance at December 31, 2021	145,041
Debt discount on senior secured notes payable	208,476
Extinguishment of derivative liability	(181,805)
Gain on change in derivative fair value adjustment	(171,712)
Balance at December 31, 2022	$-